Investment Risks	Nov. 11, 2026
Sterling Capital Hedged BDC Income ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

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The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

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The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

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Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

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To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Hedged BDC Income ETF | Business Development Company Risk
Prospectus [Line Items]
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Business Development Company Risk. The Fund invests in securities issued by BDCs and in debt instruments, including bonds, issued by BDCs. BDCs generally invest in and lend capital to less mature U.S. private companies and thinly traded and/or micro-cap U.S. public companies, as well as companies that are experiencing financial crises. As a result, an investment in a BDC, and in the debt securities that a BDC issues, is subject to the risks associated with the underlying portfolio companies in which the BDC invests, including the risk that those portfolio companies may be highly leveraged, have limited operating histories, have limited liquidity, may be difficult to value, face limited access to capital, or otherwise be more susceptible to adverse business or economic developments than larger, more established companies. Those companies with limited capital resources may have a greater risk of default on their debt and may not be able to distribute dividends on any preferred and common stock. While the BDCs in which the fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate dividend income.

The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive. Generally, little public information exists for private and thinly traded companies in which a BDC may invest, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments.

Certain BDCs may also be difficult to value since many of the assets of BDCs do not have readily ascertainable market values. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the Fund’s management fee and any other expenses paid by the fund.

Sterling Capital Hedged BDC Income ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.
Sterling Capital Hedged BDC Income ETF | Investment Company Risk
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Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs and business development companies, subjects a Fund to that company’s risks, including the risk that the investment company or pooled vehicle will not perform as expected. The Adviser may have an economic incentive to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by such Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Adviser or its affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others.

Sterling Capital Hedged BDC Income ETF | Investment Restrictions Risk
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Investment Restrictions Risk. The Fund is subject to the conditions set forth in certain provisions of the Investment Company Act of 1940 and Securities and Exchange Commission regulations thereunder that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of an unaffiliated investment company or business development company. The Fund and its affiliates may not actively acquire “control” of an investment company or business development company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the Investment Company Act of 1940 and regulations thereunder, the Adviser may be required to vote shares of an investment company or business development company in the same general proportion as shares held by other shareholders of the investment company or business development company.

Sterling Capital Hedged BDC Income ETF | Industry or Sector Risk
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Industry or Sector Risk: From time to time, the Fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. BDCs, as financial services companies, may be affected by the availability and cost of capital; changes in interest rates; insurance claims activity; industry consolidation; reduced profitability from limitations on loans; proprietary trading; interest rates and fees charged as a result of extensive government regulations; and general market conditions.

Sterling Capital Hedged BDC Income ETF | Financials Sector Risk
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Financials Sector Risk: The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Sterling Capital Hedged BDC Income ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital Hedged BDC Income ETF | Estimated Maturity Risk
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Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Hedged BDC Income ETF | Interest Rate Risk
Prospectus [Line Items]
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Interest Rate Risk. The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Hedged BDC Income ETF | Credit Risk
Prospectus [Line Items]
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Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Hedged BDC Income ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Hedged BDC Income ETF | Fixed Income Market Risk
Prospectus [Line Items]
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Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Hedged BDC Income ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
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High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Hedged BDC Income ETF | Derivatives Risk
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Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default. The use of written covered call options may limit the Fund’s potential upside participation in the appreciation of the underlying securities.

Sterling Capital Hedged BDC Income ETF | Liquidity Risk
Prospectus [Line Items]
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Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Hedged BDC Income ETF | Prepayment/Call Risk
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Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Hedged BDC Income ETF | Options Risk
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Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Sterling Capital Hedged BDC Income ETF | Valuation Risk
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Valuation Risk. Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by a Fund will reflect that actual price at which the security might be sold in a market transaction.

Sterling Capital Hedged BDC Income ETF | Swap Risk
Prospectus [Line Items]
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Swap Risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and valuation risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Sterling Capital Hedged BDC Income ETF | Credit Default Swaps Risk
Prospectus [Line Items]
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Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Sterling Capital Hedged BDC Income ETF | Market Risk
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Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Hedged BDC Income ETF | Investment Style Risk
Prospectus [Line Items]
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Investment Style Risk: The possibility that a market segment on which this Fund focuses whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages.

Sterling Capital Hedged BDC Income ETF | Dividend Risk
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Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Sterling Capital Hedged BDC Income ETF | Company-Specific Risk
Prospectus [Line Items]
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Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Hedged BDC Income ETF | Mid Capitalization Company Risk
Prospectus [Line Items]
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Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Sterling Capital Hedged BDC Income ETF | Small Capitalization Company Risk
Prospectus [Line Items]
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Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Sterling Capital Hedged BDC Income ETF | Active Trading Risk
Prospectus [Line Items]
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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Hedged BDC Income ETF | Operational and Technology Risk
Prospectus [Line Items]
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Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Hedged BDC Income ETF | Focused Investment Risk
Prospectus [Line Items]
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Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Hedged BDC Income ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Hedged BDC Income ETF | New Fund Risk
Prospectus [Line Items]
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New Fund Risk: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital Hedged BDC Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Sterling Capital Hedged BDC Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital Hedged BDC Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital Macro-Led International Equity ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

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The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

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The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

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Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●

To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Macro-Led International Equity ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Sterling Capital Macro-Led International Equity ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Macro-Led International Equity ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Sterling Capital Macro-Led International Equity ETF | Swap Risk
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and valuation risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Sterling Capital Macro-Led International Equity ETF | Market Risk
Prospectus [Line Items]
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Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Macro-Led International Equity ETF | Investment Style Risk
Prospectus [Line Items]
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Investment Style Risk: The possibility that a market segment on which this Fund focuses - foreign stocks - will underperform other kinds of investments or market averages. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Sterling Capital Macro-Led International Equity ETF | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Macro-Led International Equity ETF | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Sterling Capital Macro-Led International Equity ETF | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Sterling Capital Macro-Led International Equity ETF | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Macro-Led International Equity ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Macro-Led International Equity ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Macro-Led International Equity ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Macro-Led International Equity ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital Macro-Led International Equity ETF | Foreign Investment Risk
Prospectus [Line Items]
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Foreign Investment Risk: Foreign securities involve risks in addition to the risks typically associated with investing in U.S. securities, and the market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets. The cost of trading in those markets is often higher than in U.S. securities markets, and subjects the Fund to taxation by countries other than the U.S. In addition, foreign issuers often are subject to less regulation than U.S. issuers. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic, or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Macro-Led International Equity ETF | Foreign Currency Transaction Risk
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Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Sterling Capital Macro-Led International Equity ETF | Forward Foreign Currency Contracts Risk
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Forward Foreign Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled.

Sterling Capital Macro-Led International Equity ETF | Futures Contracts Risk
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Futures Contracts Risk: The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced.

Sterling Capital Macro-Led International Equity ETF | Large Capitalization Company Risk
Prospectus [Line Items]
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Large Capitalization Company Risk: Investments in large capitalization companies generally exhibit less price volatility than smaller-cap companies and typically offer more stability but may carry specific risks like slower growth, overvaluation, macroeconomic sensitivity, concentration risk, and difficulty adapting to disruptive innovations.

Sterling Capital Macro-Led International Equity ETF | ETF Risk
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ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Sterling Capital Macro-Led International Equity ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Macro-Led International Equity ETF | Developed Market Risk
Prospectus [Line Items]
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Developed Market Risk. Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Sterling Capital Macro-Led International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Sterling Capital Macro-Led International Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital AI Leaders ETF | ETF Structure Risks
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ETF Structure Risks: The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

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The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

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The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

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Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

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To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital AI Leaders ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk: The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.
Sterling Capital AI Leaders ETF | Market Risk
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Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital AI Leaders ETF | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The possibility that the market segment on which this Fund focuses - AI company stocks - will underperform other kinds of investments or market averages.
Sterling Capital AI Leaders ETF | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital AI Leaders ETF | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Sterling Capital AI Leaders ETF | Small Capitalization Company Risk
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Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Sterling Capital AI Leaders ETF | Active Trading Risk
Prospectus [Line Items]
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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital AI Leaders ETF | Operational and Technology Risk
Prospectus [Line Items]
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Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital AI Leaders ETF | Focused Investment Risk
Prospectus [Line Items]
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Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital AI Leaders ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital AI Leaders ETF | New Fund Risk
Prospectus [Line Items]
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New Fund Risk: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital AI Leaders ETF | Foreign Investment Risk
Prospectus [Line Items]
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Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital AI Leaders ETF | Large Capitalization Company Risk
Prospectus [Line Items]
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Large Capitalization Company Risk: Investments in large capitalization companies generally exhibit less price volatility than smaller-cap companies and typically offer more stability but may carry specific risks like slower growth, overvaluation, macroeconomic sensitivity, concentration risk, and difficulty adapting to disruptive innovations.

Sterling Capital AI Leaders ETF | AI Risk
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AI Risk: The Fund’s portfolio managers, the Fund and the issuers in which they invest, service providers, and other market participants may utilize AI technologies in investment and business operations. It is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. The legal and regulatory frameworks within which AI technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Sterling Capital AI Leaders ETF | Technology Sector Risk
Prospectus [Line Items]
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Technology Sector Risk: The Fund will invest substantially in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Sterling Capital AI Leaders ETF | Quantitative Model Risk
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Quantitative Model Risk: The Fund’s portfolio managers may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Fund to achieve its objectives. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Sterling Capital AI Leaders ETF | Artificial Intelligence Related Companies Risk
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Artificial Intelligence Related Companies Risk: Companies involved in, or exposed to, AI-related businesses may be significantly affected by rapid technological change, obsolescence, evolving government regulation, short product cycles, shifting consumer and business preferences, competition for and retention of skilled employees, cybersecurity incidents and intense competition generally, all of which could adversely affect AI companies’ business operations and financial performance. AI companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Companies that fail to anticipate or adapt to changes in AI technology, or that cannot fund the substantial research, development, and infrastructure investments needed to remain competitive, may experience reduced profitability or business failure. Companies that adopt AI technologies to develop or enhance their products, services, or business processes may face additional risks, such as the possibility of such technologies not performing as anticipated or expected. There can be no assurance that a company considered to be a leader in or significantly exposed to AI will maintain its competitive position or successfully benefit from the development or adoption of AI.

Sterling Capital AI Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Sterling Capital AI Leaders ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital AI Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.